WARRANTS (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Fair Value Adjustment of Warrants	$ 0	$ (484,124)
Warrant Redemption Terms		The Company has the option to redeem the warrants for $0.001 per warrant if the daily volume weighted-average price of the common shares is 200% or more of the exercise price for twenty consecutive trading days provided there is an effective registration statement covering the common shares available throughout the thirty day period after the redemption date. The warrant holders then have thirty days to exercise the warrants or receive the redemption amount.
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumption, Holding Cost Percentage		2.25%
Daily Volume Weighted Average Share Price Minimum Threshold Percentage		200.00%
Warrant [Member]
Class of Warrant or Right [Line Items]
Derivative, Gain (Loss) on Derivative, Net, Total		$ 898,860
Increase (Decrease) in Derivative Liabilities		1,382,984
Fair Value Adjustment of Warrants		$ 484,124
Investor [Member]
Class of Warrant or Right [Line Items]
Repayments of Debt	$ 180,940
Debt Conversion, Converted Instrument, Warrants or Options Issued	349,522
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.23
Investor [Member] | Accrued Liabilities [Member]
Class of Warrant or Right [Line Items]
Repayments of Debt	$ 12,138